INVESTMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Jul. 31, 2014	Dec. 31, 2013
Short-term investment
Amortized cost	$ 94,721		$ 129,619
Long-term investment
Loss from equity method investment	107
Imagination
Long-term investment
Cash consideration for equity method investment		1,613
Percentage of equity ownership interest purchased		25.00%
Loss from equity method investment	107
Short Term investments
Held-to-maturity securities
Amortized Cost	94,721
Gross unrecognized holding gains	437		143
Gross unrecognized holding losses			(5)
Fair value	95,158
Short-term investment
Amortized cost			129,619
Fair value			129,757
Short Term investments | Held-to-maturity securities
Held-to-maturity securities
Amortized Cost			128,066
Gross unrecognized holding gains			143
Gross unrecognized holding losses			(5)
Fair value			128,204
Short Term investments | Term deposits | Held-to-maturity securities
Held-to-maturity securities
Amortized Cost	38,311		70,629
Fair value	38,311		70,629
Short Term investments | Adjustable-rate debt securities | Trading Securities.
Trading securities
Amortized cost			1,553
Fair value			1,553
Short Term investments | Adjustable-rate debt securities | Held-to-maturity securities
Held-to-maturity securities
Amortized Cost	56,410		33,479
Gross unrecognized holding gains	437		11
Fair value	56,847		33,490
Short Term investments | Fixed-rate debt securities | Held-to-maturity securities
Held-to-maturity securities
Amortized Cost			23,958
Gross unrecognized holding gains			132
Gross unrecognized holding losses			(5)
Fair value			24,085
Long term investments
Available-for-sale securities.
Unrealized gains in accumulated other comprehensive income	1,086
Long-term investment
Amortized cost	6,418		14,765
Fair value	7,504		15,112
Long term investments | Available for sale securities
Held-to-maturity securities
Gross unrecognized holding losses			(85)
Available-for-sale securities.
Unrealized gains in accumulated other comprehensive income			432
Long term investments | Adjustable-rate debt securities | Held-to-maturity securities
Held-to-maturity securities
Amortized Cost			8,347
Gross unrecognized holding losses			(85)
Fair value			8,262
Long term investments | Convertible Preferred Stock | Available for sale securities
Available-for-sale securities.
Amortized cost	6,418		6,418
Unrealized gains in accumulated other comprehensive income	1,086		432
Fair value	7,504		6,850
Cash equivalents
Cash and cash equivalents:
Amortized cost	33,040		16,153
Fair value	33,040		16,153
Cash equivalents | Term deposits
Cash and cash equivalents:
Amortized cost	33,040		11,827
Fair value	33,040		11,827
Cash equivalents | Adjustable-rate debt securities
Cash and cash equivalents:
Amortized cost			4,326
Fair value			$ 4,326